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Phone:   260-455-6918
Fax:     260-455-5135
E-Mail:  Colleen.Tonn@LFG.com

VIA EDGAR
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May 3, 2010

Ellen Sazzman, Senior Counsel
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549-4644

RE:  Lincoln Variable Insurance Products Trust (the "Trust")
     (File Nos. 033-70742 and 811-08090)

Dear Ms. Sazzman:

Attached for filing via EDGAR is Post-Effective Amendment No. 87 (the "Amendment") to the Registration Statement on Form N-1A of the above referenced registrant (the "Registrant"). The Amendment is being filed pursuant to Rule 485(a)(2) under the Securities Act of 1933. This Amendment is being filed to establish three new series of the Trust: LVIP American Balanced Allocation Fund, LVIP American Equity Growth Allocation Fund, and LVIP American Income Allocation Fund. The format of the prospectuses for these Funds, which will be fund of funds, is similar to the prospectuses of the LVIP Wilshire Profile Funds (existing Funds of the Lincoln Variable Insurance Products Trust).

We are anticipating that these Funds will become effective on or before August 1, 2010. Please contact the undersigned at 260-455-6918 with your comments.

Very truly yours,


/s/ Colleen E. Tonn
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Colleen E. Tonn
Senior Counsel

Enclosures

cc: Craig D. Moreshead, Esq.